Derivatives - Credit Derivative Disclosure By Quality (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of internal credit grades [Line Items]
Notional	€ 4,358	€ 3,606
Fair value	57	92
AAA [member]
Disclosure of internal credit grades [Line Items]
Notional	16	4
AA [member]
Disclosure of internal credit grades [Line Items]
Notional	97	83
Fair value	1	2
A [member]
Disclosure of internal credit grades [Line Items]
Notional	764	750
Fair value	10	15
BBB [member]
Disclosure of internal credit grades [Line Items]
Notional	3,201	2,392
Fair value	45	68
BB [member]
Disclosure of internal credit grades [Line Items]
Notional	226	357
Fair value	5	8
B or lower [member]
Disclosure of internal credit grades [Line Items]
Notional	54	€ 21
Fair value	€ (3)